Finance Receivables - Summary of Finance Leases Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Text block [Abstract]
Lease payments	¥ 1,947,649	¥ 1,771,102
Estimated unguaranteed residual values	555,720	576,839
Total	2,503,369	2,347,941
Deferred origination costs	18,587	15,807
Less - Unearned income	(224,761)	(190,954)
Less - Allowance for credit losses	(36,920)	(36,985)
Finance leases receivables, net	¥ 2,260,275	¥ 2,135,809